Investment Strategy	Jun. 24, 2026
Monarch Ambassador Income Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests at least 80% of its total assets in the constituents of the Index. The Index is designed to measure the performance of an investable universe of fixed income securities of varying credit quality and duration, including corporate bonds, lower-quality bonds, known as “high yield” or “junk” bonds, treasury bonds, municipal bonds, mortgage-backed securities and convertible bonds, that provide broad exposure to the U.S. and global bond market. The Index has approximately 12 ETF constituents which are weighted differently throughout the phases of the economic cycle (i.e., expansion, peak, contraction, trough) in an effort to maximize risk-adjusted returns. The Index may have up to 12.5% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs. The Fund does not invest more than 15% of its net assets in illiquid investments.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that selects fixed income sectors based on the phase of the current economic cycle. The Index takes into account macroeconomic data about employment trends to determine the phase of the economic cycle and its relative strength to determine the Index constituents that are best suited for the particular phase of expansion or contraction. The Adviser may also consider certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs when developing the constituents of the Index.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the index’s constituents. The Index is unmanaged and cannot be invested in directly.

Monarch Blue Chips Elite Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests at least 80% of its total assets in financial instruments that, in total, have rate of return characteristics similar to the Index. The Index consists of established, well-recognized companies listed on the S&P 500 from a broad range of industries that demonstrate strength in the marketplace based on fundamental company data such as revenue, revenue growth, net income, and net income growth. Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that scores this fundamental company data of the companies listed on the S&P 500 to determine approximately 12 of the highest-scoring companies. These companies are typically equally weighted in the Index. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. The Fund may invest in the components of the Index or use derivatives, such as equity index swaps and equity basket swaps where the Fund agrees to exchange the returns of a “basket” of assets with a counterparty, to replicate the returns of the Index.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which the fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Monarch Dividend Plus Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests at least 80% of its total assets in the constituents of the Index. The Index consists of 30 equally weighted U.S. stocks from the Russell 1000 Index that represent all economic sectors within the S&P 500 Index and that represent dividend paying value stocks that deliver dividend cash flows across all market cycles.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that initially screens the companies listed on the Russell 1000, an index that represents the top 1000 companies by market capitalization, for both absolute and relative dividend growth and free cash flow generation metrics to determine its composition. The Index methodology assigns a composite score for each company based on its rankings for its potential to generate positive cash flow (as measured by its free cash flow to enterprise value ratio), debt-to-equity ratio, payout ratio, dividend growth and earnings stability. The 30 highest scoring companies are selected for the Index. These companies are expected to provide dividend income “plus” strong capital appreciation. The Index is reconstituted weekly. Any constituent that exceeds its target valuation (as calculated by its price-to-earnings ratio, return on equity, dividend payout ratio, and sales growth) is removed from the Index and new constituents are added in rank order to restore the Index to 30 constituents. Constituents that are removed from the Index are eligible for inclusion in the Index after 365 days. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2026, the Index was not allocated more than 25% to any one sector.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Monarch ProCap Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests at least 80% of its total assets in the component securities of the Index. The Index consists of fixed income and equity ETFs that provide broad exposure to the U.S. and global bond market and to the S&P Global Industry Classification Standard (“GICS”) sectors. The Index is comprised of 6-9 constituents, with fixed income ETFs and equity ETFs collectively comprising at least 90% of the Index, with each being no less than 15% and no more than 75% of the Index. The equity allocation of the Index is further divided into sector allocations that represent the GICS sectors. The Index may have up to 10% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs, such as gold.

The Index factors in macroeconomic data about employment trends to determine the phase of the economic cycle and its relative strength, and to determine the portfolio allocations that are best suited for the particular phase. The equity portion of the Index is typically equally weighted among five of the eleven GICS sectors that have historically had the best performance during the identified phase of the economic cycle. The phases of the economic cycle are expansion, peak, contraction and trough. During the expansion phase, the economy experiences relatively rapid growth, interest rates tend to be low, production increases, and inflationary pressures build. The peak of a cycle is reached when growth hits its maximum rate. Peak growth typically creates some imbalances in the economy that need to be corrected. This correction occurs through a period of contraction when growth slows, employment falls, and prices stagnate. The trough of the cycle is reached when the economy hits a low point and growth begins to recover.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that reviews the current phase of the economic cycle to select both the fixed income ETFs of varying credit quality for the fixed income portion of the Fund as well as the individual sector ETFs for the equity portion of the Fund. The Adviser may also consider certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listing, tender offers and spin-offs when developing the constituents of the Index.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Monarch Select Subsector Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is a fund of funds that invests at least 80% of its total assets in the constituents of the Index. The Index consists of 10 equally-weighted U.S. listed ETFs of any market capitalization that represent economically advantageous U.S. sectors and subsectors.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that selects which equity sectors and subsectors to invest in based on the phase of the economic cycle. The methodology uses employment trends to determine the phase of the economic cycle and identifies the sectors and subsectors that have historically performed well during such cycle. The Index methodology selects the ETFs that are expected to deliver the best risk adjusted return for the identified phase. Because the Fund may hold subsector ETFs from the same sector, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2026, the Index had over 25% exposure to the healthcare sector.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Monarch Volume Factor Dividend Tree Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests at least 80% of its total assets in the constituents of the Index. The Index uses proprietary “Volume Factor” methodology to identify specific areas of the market with positive cash flow. The Index consists of 40 typically equally-weighted individual stocks that demonstrate positive cash flow and an ability to pay dividends and up to 5 fixed income ETFs if the cash flow trend is negative. Only ETFs that provide exposure to short-term U.S. treasury securities are eligible for the Index.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that screens 3,000 equities from the Russell 3000 of U.S. origin or exposure to identify stocks with potential for positive cash flow and dividend growth. The Adviser then applies its proprietary “Volume Factor” ranking methodology to generate a composite score for each stock based on its capital-weighted volume, price, and the relationship between trading volume and price as measured by the proprietary “Volume Price Confirmation Indicator.” The 40 highest scoring stocks are selected for the Index when capital flow trends are positive. The Index is reconstituted quarterly. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2026, the Index had over 25% exposure to the consumer discretionary and financials sectors.

When capital flow trends are negative, the Index reduces its exposure to equities and increases its exposure to fixed income ETFs up to 50% of the Index.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Monarch Volume Factor Global Unconstrained Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is a fund of funds that invests at least 80% of its total assets in the constituents of the Index. The Index uses a proprietary “Volume Factor” methodology to identify specific areas of the market with positive cash flow. The Index consists of up to 25 typically equally-weighted equity ETFs that demonstrate positive cash flow. When the cash flow trends are negative, a portion or all of the Index consists of one or more treasury ETFs.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that screens the universe of U.S. listed equity ETFs with global exposure (including emerging markets) to select those funds that (i) use no leverage, (ii) are not inverse funds, (iii) have assets under management of at least $50 million and (iv) have over two years of trading history. The Adviser then applies its proprietary “Volume Factor” ranking methodology to identify the areas of the market with positive cash flow. When cash flow trends are positive, the Index consists of ETFs that provide exposure to the areas and sectors of the market that are drawing the strongest cash flows. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2026, the Index was not allocated more than 25% to any one individual sector.

When cash flow trends are negative, as measured by trends in large-capitalization stocks and how many stocks are participating in a market decline, the Index consists of treasury ETFs.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.